Share-based Payments	12 Months Ended
Dec. 31, 2017
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Share-based Payments
24.	Share-based Payments

Details of share-based payments as of December 31, 2017, are as follows:

11th
Grant date	July 27, 2017
Grantee	CEO, inside directors, outside directors, executives
Vesting conditions	Service condition: 1 year Non-market performance condition: achievement of performance
Fair value per option (in Korean won)	￦34,400
Total compensation costs (in Korean won)	￦6,483 million
Estimated exercise date (exercise date)	After July 27, 2018
Valuation method	Fair value method

Changes in the number of stock options and the weighted-average exercise price as of December 31, 2016 and 2017, are as follows:

	2016
	Beginning		Granted		Expired		Forfeited		Exercised[1]		Ending		Number of shares exercisable
9th grant	￦	263,123	￦	54,913	￦	181,685	￦	—	￦	136,351	￦	—	￦	—
10th grant		—		318,506		—		—		—		318,506		—

Total	￦	263,123	￦	373,419	￦	181,685	￦	—	￦	136,351	￦	318,506	￦	—

	2017
	Beginning		Granted		Expired		Forfeited		Exercised[1]		Ending		Number of shares exercisable
10th grant	￦	318,506	￦	—	￦	193,094	￦	—	￦	125,412	￦	—	￦	—
11th grant		—		316,949		—		—		—		316,949		—

Total	￦	318,506	￦	316,949	￦	193,094	￦	—	￦	125,412	￦	316,949	￦	—

1	The weighted average price of ordinary shares at the time of exercise during 2017 was ￦31,797 (2016: ￦31,750).